UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
OMB Approval
OMB Number:	3235-0456
FORM 24f-2
Expires: December 31, 2014
Annual Notice of Securities Sold
Estimated average burden
Pursuant to Rule 24f-2
hours per response. 	2
1. Name and address of issuer:
AllianceBernstein Blended Style Series, Inc
1345 Avenue of the Americas
New York, New York 10105
2. The name of each series of class of
securities for which this Form is filed
(If the Form is being filed for all series
and classes of the issuer, check the box
but do not list series or classes):
X
Fund name:
3. Investment Company Act File Number:
811-21081
Securities Act File Number :
033-87002
4(a).	Last Day of Fiscal Year for which this Form is filed:
August 31, 2013
4(b). Check box if this Form is being filed late
(i.e., more than 90 calendar days
after the end of the issuer's fiscal year).
4(c). Check box if this is the last time
the issuer will be filing this Form.
5. Calculation of registration fee:
(i)	Aggregate sale price of securities sold during
the fiscal year pursuant to section 24 (f):
$316,180,516
(ii) Aggregate sale price of securities redeemed or
repurchased during the fiscal year:
$746,098,512
(iii)	Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not previously
used to reduce registration fees payable
to the Commission:
$789,281,357
(iv) Total available redemption credits
[add Items 5(ii) and 5(iii)]:
-$1,535,379,869
(v) Net Sales:
$-
(vi)Redemption credits available for use
in future years:
$(1,219,199,353)
(vii) Multiplier for determining registration fee:
x	0.0001288
(viii)	Registration Fee Due:
=	$0.00
6. Prepaid Shares If the response to Item 5(i)
was determined by deducting an amount of
securities that were registered under
the Securities Act of 1933 pursuant to
rule 24e-2 as in effect before
October 11, 1997, then report the
amount of securities
(number of shares or other units)
deducted here:
-
If there is a number of shares or
other units that were registered
pursuant to rule 24e-2 remaining
unsold at the end of the fiscal year
for which this form is filed that
are available for use by the issuer
in future fiscal years, then state
that number here:
-
7. Interest due -- if this Form is
being filed more than 90 days after
the end of the issuer's fiscal year:
+ $-
8. Total amount of the registration fee
due plus any interest due
[line 5(viii) plus line 7]:
$-
9. Date the registration fee and any
interest payment was sent to the Commission's lockbox depository:
Method of Delivery:
x Wire Transfer
Mail or other means
SIGNATURES
This report has been signed below
by the following persons on behalf
of the issuer and in the capacities
and on the date indicated.
By (Signature and Title)*:
Phyllis J. Clarke, Controller
Date: November 21, 2013
*  Please print or type the name
and title of the signing officer
below the signature.